Earnings (Loss) Per Share	3 Months Ended
Dec. 25, 2011
Earnings Per Share [Text Block]
(14)  EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted-average number of common shares outstanding during the year. Diluted earnings (loss) per share identifies the dilutive effect of potential common shares using net income (loss) available to common shareholders and is computed (i) using the treasury stock method for outstanding stock options and the if-converted method for the 8.50% Notes, and (ii) in accordance with FASB guidance relating to the effect of contingently convertible instruments on diluted earnings per share for the 3.25% Notes. A reconciliation of these amounts is as follows:

	Thirteen Weeks Ended
	December 25, 2011	December 26, 2010
Net loss	$(12,476)	$(16,950)

Weighted-average common shares outstanding	23,395	23,371
Dilutive potential common shares	–	–
Weighted-average common and diluted shares outstanding	23,395	23,371

Basic loss per share	$(0.53)	$(0.73)

Diluted loss per share	$(0.53)	$(0.73)

Options to purchase common stock and RSUs that will convert to common stock upon vesting to 4,195,000 and 2,885,000 shares were not included for the thirteen weeks ended December 25, 2011 and December 26, 2010, respectively, because they were anti-dilutive.

Diluted loss per share for the thirteen weeks ended December 25, 2011, excludes potential common shares of 0, using the treasury stock method, and 9,903,000, using the if-converted method for the 8.50% Notes, as they were anti-dilutive. Diluted loss per share for the thirteen weeks ended December 26, 2010, excludes potential common shares of 95,000 using the treasury stock method as they were anti-dilutive.